Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 167.6	$ 1,071.2	$ 22.4	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 3.8	$ 1,265.0
Argentina | National Government
Total	[1],[2]	157.9	3.8	0.3	0.0	0.0	0.0	0.0	0.1	162.1
Argentina | Government of Chubut
Total	[1],[2]	0.6	118.9	1.2	0.0	0.0	0.0	0.0	0.2	120.9
Argentina | Government of Entre Ríos
Total	[1],[2]	0.8	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.8
Argentina | Government of La Pampa
Total	[1],[2]	0.0	6.0	0.0	0.0	0.0	0.0	0.0	0.0	6.0
Argentina | Government of Mendoza
Total	[1],[2]	0.6	127.3	4.1	0.0	0.0	0.0	0.0	0.0	132.0
Argentina | Government of Neuquén
Total	[1],[2]	4.1	596.2	3.6	0.0	0.0	0.0	0.0	2.5	606.4
Argentina | Government of Río Negro
Total	[1],[2]	1.5	31.7	1.0	0.0	0.0	0.0	0.0	0.2	34.4
Argentina | Government of Salta
Total	[1],[2]	0.0	13.6	0.5	0.0	0.0	0.0	0.0	0.0	14.1
Argentina | Government of Santa Cruz
Total	[1],[2]	1.1	162.2	9.5	0.0	0.0	0.0	0.0	0.8	173.6
Argentina | Government of Tierra del Fuego
Total	[1],[2]	1.0	11.5	1.1	0.0	0.0	0.0	0.0	0.0	13.6
Bolivia | Yacimientos Petrolíferos Fiscales Bolivianos
Total	[1],[2]	$ 0.0	$ 0.0	$ 1.1	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 1.1

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any table between the totals and the sums of the amounts are due to rounding.